Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.04%
Brazil–5.44%
Fleury S.A.	875,912	$4,130,086
Multiplan Empreendimentos Imobiliarios S.A.	652,100	2,256,148
Wilson Sons Ltd., BDR	784,246	5,537,021
		11,923,255
Canada–11.86%
Calian Group Ltd.	250,800	12,666,667
E-L Financial Corp. Ltd.	11,452	5,658,701
Information Services Corp.	247,100	3,499,910
Total Energy Services, Inc.(a)	722,190	1,231,175
TransGlobe Energy Corp.(a)	3,402,269	1,303,111
Trican Well Service Ltd.(a)	1,926,599	1,663,917
		26,023,481
Denmark–1.82%
TCM Group A/S(a)(b)	201,000	3,988,952
Egypt–2.48%
Eastern Co. S.A.E.	7,020,556	5,366,510
Integrated Diagnostics Holdings PLC(b)	19,532	70,510
		5,437,020
Estonia–0.75%
Silvano Fashion Group A.S., Class A(a)	937,000	1,647,878
France–9.28%
AURES Technologies S.A.	28,662	462,175
Caisse Regionale de Credit Agricole Mutuel Nord de France(a)	74,900	1,559,185
Devoteam S.A.	23,500	2,684,892
Kaufman & Broad S.A.	113,400	4,493,504
Linedata Services	58,928	1,790,130
Metropole Television S.A.(a)	139,960	1,677,046
Precia S.A.(c)	33,121	7,685,417
		20,352,349
Georgia–1.48%
TBC Bank Group PLC(a)	248,000	3,239,266
Germany–2.86%
MorphoSys AG(a)	49,315	6,263,913
Greece–1.34%
European Reliance General Insurance Co. S.A.	655,000	2,948,642
Indonesia–1.42%
PT Pakuwon Jati Tbk(a)	131,007,900	3,120,738
Ireland–1.42%
Cpl Resources PLC	169,000	1,531,351
Origin Enterprises PLC	405,000	1,590,167
		3,121,518
Italy–2.12%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	2,968,533
Shares		Value
Italy–(continued)
Openjobmetis Spa agenzia per il lavoro	262,146	$1,684,091
		4,652,624
Japan–3.03%
Nabtesco Corp.	182,700	6,656,806
Malaysia–0.94%
Heineken Malaysia Bhd.	416,500	2,070,758
Mexico–6.77%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	9,802,614
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	1,101,066	5,056,792
		14,859,406
Morocco–1.51%
Vivo Energy PLC(a)(b)	3,429,789	3,322,145
Netherlands–0.43%
Aalberts N.V.	26,254	948,112
New Zealand–1.05%
Freightways Ltd.	447,293	2,297,647
Poland–5.89%
LiveChat Software S.A.	238,000	5,591,316
Polski Bank Komorek Macierzystych S.A.(a)	247,000	5,175,475
Quercus TFI S.A.(a)	1,202,845	1,081,451
Skarbiec Holding S.A.(b)	166,000	1,072,895
		12,921,137
Romania–2.69%
Fondul Proprietatea S.A.	14,855,342	4,627,909
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	185,000	1,264,025
		5,891,934
Singapore–1.79%
XP Power Ltd.	69,000	3,919,673
South Africa–3.70%
Cartrack Holdings Ltd.	2,000,000	4,418,102
Combined Motor Holdings Ltd.(a)	2,114,569	1,620,914
Net 1 UEPS Technologies, Inc.(a)	615,000	2,072,550
		8,111,566
Sweden–1.63%
Proact IT Group AB	58,086	1,371,236
Vitec Software Group AB, Class B	66,300	2,193,634
		3,564,870
Switzerland–1.65%
Kardex Holding AG	19,600	3,618,382
United Kingdom–19.38%
4imprint Group PLC(a)	65,000	1,568,324
Bioventix PLC	32,000	1,677,452
Character Group PLC (The)	440,000	1,849,143
Clarkson PLC	142,000	4,116,979

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
United Kingdom–(continued)
DCC PLC	75,551	$5,822,338
Eurocell PLC(a)	1,131,000	2,664,112
Gamesys Group PLC	435,000	6,671,683
HomeServe PLC	232,805	3,698,041
IG Group Holdings PLC	300,791	3,067,488
Jupiter Fund Management PLC	530,948	1,536,856
Mortgage Advice Bureau Holdings Ltd.	623,720	5,676,056
Savills PLC(a)	413,099	4,156,824
		42,505,296
United States–1.31%
Epsilon Energy Ltd.(a)	947,280	2,870,258
Total Common Stocks & Other Equity Interests (Cost $185,976,884)		206,277,626
Shares		Value
Money Market Funds–6.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	4,850,559	$4,850,559
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	3,505,356	3,507,108
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	5,543,496	5,543,496
Total Money Market Funds (Cost $13,900,131)		13,901,163
TOTAL INVESTMENTS IN SECURITIES—100.38% (Cost $199,877,015)		220,178,789
OTHER ASSETS LESS LIABILITIES–(0.38)%		(838,700)
NET ASSETS–100.00%		$219,340,089
Investment Abbreviations:
BDR	– Brazilian Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $8,454,502, which represented 3.85% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,282,806	$10,904,722	$(13,336,969)	$-	$-	$4,850,559	$26,723
Invesco Liquid Assets Portfolio, Institutional Class	5,273,809	7,829,818	(9,596,129)	78	(468)	3,507,108	25,684
Invesco Treasury Portfolio, Institutional Class	8,323,207	12,462,540	(15,242,251)	-	-	5,543,496	29,465
Investments in Other Affiliates:
Precia S.A.	7,588,245	-	(401,596)	375,848	122,920	7,685,417	39,640
Total	$28,468,067	$31,197,080	$(38,576,945)	$375,926	$122,452	$21,586,580	$121,512

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$11,923,255	$—	$—	$11,923,255
Canada	26,023,481	—	—	26,023,481
Denmark	—	3,988,952	—	3,988,952
Egypt	70,510	5,366,510	—	5,437,020
Estonia	1,647,878	—	—	1,647,878
France	—	20,352,349	—	20,352,349
Georgia	—	3,239,266	—	3,239,266
Germany	—	6,263,913	—	6,263,913
Greece	—	2,948,642	—	2,948,642
Indonesia	—	3,120,738	—	3,120,738
Ireland	—	3,121,518	—	3,121,518
Italy	—	4,652,624	—	4,652,624
Japan	—	6,656,806	—	6,656,806
Malaysia	—	2,070,758	—	2,070,758
Mexico	14,859,406	—	—	14,859,406
Morocco	—	3,322,145	—	3,322,145
Netherlands	—	948,112	—	948,112
New Zealand	—	2,297,647	—	2,297,647
Poland	—	12,921,137	—	12,921,137
Romania	—	5,891,934	—	5,891,934
Singapore	—	3,919,673	—	3,919,673
South Africa	2,072,550	6,039,016	—	8,111,566
Sweden	—	3,564,870	—	3,564,870
Switzerland	—	3,618,382	—	3,618,382
United Kingdom	—	42,505,296	—	42,505,296
United States	2,870,258	—	—	2,870,258
Money Market Funds	13,901,163	—	—	13,901,163
Total Investments	$73,368,501	$146,810,288	$—	$220,178,789
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Small Company Fund